FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis - USD ($)	Nov. 30, 2018	May 31, 2018	May 31, 2017
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	$ 0	$ 1,265,751	$ 95,276
Fair Value, Inputs, Level 1 [Member]
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		0	0
Fair Value, Inputs, Level 2 [Member]
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		0	0
Fair Value, Inputs, Level 3 [Member]
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		$ 1,265,751	$ 95,276